Other operating income - Schedule of Other Operating Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income [Line Items]
Net losses on disposal of financial assets at fair value through other comprehensive income (note 29)	£ (52)	£ (41)	£ (132)
Operating income (loss)
OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income [Line Items]
Operating lease rental income	1,681	1,383	1,077
Net losses on disposal of financial assets at fair value through other comprehensive income (note 29)	(157)	(140)	(76)
Gain on disposal of business	0	191	0
Intercompany recharges and other	1,420	1,488	1,208
Total other operating income	£ 2,944	£ 2,922	£ 2,209